Operating lease assets and lease liabilities	12 Months Ended
Dec. 31, 2023
Operating lease assets and lease liabilities
Operating lease assets and lease liabilities

10.         Operating lease assets and lease liabilities

The operating lease assets, represented the leased offices of the Group, are amortized over the lease terms, which are greater than 1 year but less than 3 years. Operating leases are as below:

(In thousands)	Office leases
Net book amount as of January 1, 2022	27
Additions	920
Amortization	(56)
Effect of foreign currency exchange differences	(26)
Net book amount as of December 31, 2022	865
Additions	927
Amortization	(551)
Modification	(652)
Effect of foreign currency exchange differences	(14)
Net book amount as of December 31, 2023	575

The amortization expenses for long-term operating lease were USD1,934,000, USD56,000 and USD551,000 for the years ended December 31, 2021, 2022 and 2023, respectively.

A charge of USD786,000, USD2,457,000 and USD1,645,000 were recognized in relation to short-term leases for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2023, the future minimum payment under non-cancellable short-term operating leases was USD96,000.

The weighted average discount rate related to operating leases was 5.4%, 5.4% and 5.1% as of December 31, 2021, 2022 and 2023, respectively. The weighted average remaining lease term were 0.8 year, 3.0 years and 2.0 years as of December 31, 2021, 2022 and 2023, respectively.

The total cash payments in respect of operating lease were USD2,003,000, USD2,792,000 and USD2,386,000 for the years ended December 31, 2021, 2022 and 2023, respectively.

The undiscounted cash payments for each of the next five years as of December 31, 2023 is:

(In thousands)
2024	297
2025	166
2026	70
Total undiscounted payments	533
Less: effect of discounting	(28)
Discounted lease liabilities	505